CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
Cash and cash equivalents consisted of the following items as of December 31:

	2024	2023

Cash and cash equivalents at banks and on hand	889	448
Cash equivalents with original maturity of less than three months	800	1,454
Cash and cash equivalents *	1,689	1,902
Less overdrafts	(1)	—
Cash and cash equivalents, net of overdrafts, as presented in the consolidated statement of cash flows	1,688	1,902
* Cash and cash equivalents include an amount of US$242 (2023: US$165) relating to banking operations in Pakistan, which does not include customer deposits that are part of ‘Trade and other payables’ of US$556 (2023: US$426).